Aristotle Floating Rate Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

BANK LOANS - 87.7%	Par	Value
Communications - 5.2%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033	$ 85,516,346	$ 85,646,331
iHeartCommunications, Inc., Senior Secured First Lien, 9.65% (1 mo. SOFR US + 5.78%), 05/01/2029	20,024,177	19,148,220
Iridium Satellite LLC, Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 09/20/2030	12,500,000	12,522,875
Level 3 Financing, Inc., Senior Secured First Lien, 6.64% (1 mo. Term SOFR + 2.75%), 03/29/2032	15,600,000	15,629,250
Zayo Group Holdings, Inc., Senior Secured First Lien
6.76% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	56,734,761	56,791,495
6.87% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	2,177,192	2,179,369
		191,917,540

Consumer Discretionary - 19.8%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030	23,761,662	23,751,801
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 6.15% (1 mo. Term SOFR + 2.50%), 06/25/2033	6,750,000	6,753,814
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032	85,665,653	85,806,573
Alterra Mountain Co., Senior Secured First Lien
6.14% (1 mo. SOFR US + 2.50%), 08/17/2028	62,230,784	62,405,963
6.14% (1 mo. SOFR US + 2.50%), 05/31/2030	6,916,410	6,919,314
Anticimex Global AB, Senior Secured First Lien, 6.52% (SOFR + 2.90%), 11/17/2031	38,865,905	38,983,863
Beach Acquisition Bidco LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 09/13/2032	8,004,938	8,057,850
Belron Finance 2019 LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 10/16/2031	25,805,306	25,818,725
Bulldog Purchaser, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 02/07/2033	3,319,188	3,327,154
Chariot Buyer LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/08/2032	53,986,595	54,081,071
Chewy, Inc., Senior Secured First Lien, 5.45% (1 mo. SOFR US + 1.75%), 06/16/2033	5,750,000	5,753,594
Clarios Global LP, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/06/2030	4,000,000	4,008,760
Fertitta Entertainment LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/29/2029	10,580,512	10,581,676
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029	14,343,426	14,343,426
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031	12,726,626	12,142,028
Great Outdoors Group LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/23/2032	28,619,456	28,744,666
Groundworks LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 03/14/2031	3,798,616	3,788,322
JELD-WEN, Inc., Senior Secured First Lien, 5.87% (1 mo. SOFR US + 2.00%), 07/28/2028	10,497,528	9,030,236
Mavis Tire Express Services Topco Corp., Senior Secured First Lien
6.67% (6 mo. SOFR US + 3.00%), 05/04/2028	30,877,312	30,867,585
6.92% (6 mo. SOFR US + 3.25%), 05/09/2033	14,850,000	14,850,371
MIC Glen LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 07/21/2028	9,887,594	9,918,493
Pacific Bells LLC, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 11/10/2028	3,225,625	3,235,205
PetSmart LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 08/18/2032	16,576,220	16,579,701
Pioneer Opco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 05/16/2033	22,375,000	22,488,889
PPV Intermediate Holdings II LLC, Senior Secured First Lien, 9.42% (or 0.00% PIK) (3 mo. SOFR US + 5.75%), 08/31/2029	10,097,347	9,718,697
QXO Building Products, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.00%), 06/03/2033	31,700,000	31,669,093
Raising Cane's Restaurants LLC, Senior Secured First Lien, 5.61% (1 mo. SOFR US + 2.00%), 06/06/2033	3,700,000	3,683,813
Tacala Investment Corp., Senior Secured First Lien, 6.62% (1 mo. SOFR US + 3.00%), 01/31/2031	3,456,294	3,463,621
Tamko Building Products LLC, Senior Secured First Lien
6.64% (1 mo. SOFR US + 3.00%), 09/17/2030	2,593,735	2,596,977
6.73% (1 mo. SOFR US + 3.00%), 09/17/2030	2,606,265	2,609,523
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.41% (3 mo. SOFR US + 1.75%), 11/21/2031	44,589,188	44,499,563
Wand NewCo 3, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 01/30/2031	32,301,250	32,301,250
Weber-Stephen Products LLC, Senior Secured First Lien, 7.44% (3 mo. SOFR US + 3.75%), 10/01/2032	43,858,321	43,388,379
Whatabrands LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 08/03/2028	50,555,154	50,547,065
		726,717,061

Consumer Staples - 0.3%
Snacking Investments US LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 3.00%), 10/29/2032	10,634,375	10,670,957
United Natural Foods, Inc., Senior Secured First Lien, 7.64% (1 mo. Term SOFR + 4.00%), 05/01/2031	2,000,000	2,020,000

		12,690,957

Energy - 1.4%
Colossus Acquireco LLC, Senior Secured First Lien, 5.37% (3 mo. SOFR US + 1.75%), 01/10/2033	45,996,867	45,757,453
Traverse Midstream Partners LLC, Senior Secured First Lien, 5.90% (1 mo. Term SOFR + 2.25%), 04/21/2033	5,350,000	5,353,344
		51,110,797

Financials - 15.0%
Acrisure LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 11/06/2030	30,887,368	28,017,469
Alera Group, Inc., Senior Secured Second Lien, 9.14% (1 mo. SOFR US + 5.50%), 05/31/2033	67,278,384	64,222,936
Ascenus Group Holdings, Inc., Senior Secured Second Lien, 8.98% (3 mo. SOFR US + 5.25%), 11/25/2033	33,500,000	33,835,000
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028	66,293,335	65,630,402
CoreLogic, Inc., Senior Secured Second Lien, 10.37% (1 mo. SOFR US + 6.50%), 06/04/2029	62,957,579	62,328,003
CRC Insurance Group LLC, Senior Secured Second Lien, 8.48% (3 mo. SOFR US + 4.75%), 05/06/2032	123,191,228	119,803,469
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 06/13/2033	2,450,000	2,450,000
Deerfield Dakota Holding, LLC, Senior Secured First Lien
6.73% (3 mo. SOFR US + 3.00%), 09/13/2032	51,868,037	50,960,346
6.73% (or 0.00% PIK) (3 mo. SOFR US + 3.00%), 09/13/2032	795,357	781,438
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 11/28/2031	16,575,000	16,641,051
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 01/08/2032	12,000,506	11,880,501
Hyperion Refinance Sarl, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 04/18/2030	42,520,133	40,192,156
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	58,317,317	52,193,999
		548,936,770

Health Care - 15.2%
Alkermes, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 08/12/2031	7,830,375	7,869,527
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 08/02/2032	20,131,727	20,241,848
Bausch + Lomb Corp., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 01/15/2031	59,994,363	60,211,842
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.43% (6 mo. SOFR US + 1.75%), 04/27/2033	43,850,000	43,893,850
Covetrus, Inc., Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 10/15/2029	94,447,519	91,732,153
Curium Bidco Sarl, Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/07/2031	29,147,575	29,165,793
Cvet Midco LP, Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 10/14/2029	19,151,028	18,600,436
Gainwell Acquisition Corp., Senior Secured First Lien, 7.93% (3 mo. SOFR US + 4.00%), 10/01/2027	159,422,782	157,297,676
Genmab AS, Senior Secured First Lien, 5.62% (1 mo. Term SOFR + 2.00%), 12/13/2032	21,125,000	21,134,295
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033	60,693,722	59,467,406
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032	26,525,000	26,563,726
Medline Borrower LP, Senior Secured First Lien, 5.14% (1 mo. SOFR US + 1.50%), 05/31/2033	20,891,476	20,783,467
		556,962,019

Industrials - 17.5%
AkzoNobel Specialty Chemicals, Senior Secured First Lien, 7.43% (1 mo. Term SOFR + 3.50%), 07/03/2031	3,175,000	3,179,635
APi Group DE, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 05/16/2033	5,353,810	5,349,822
Arcline FM Holdings LLC, Senior Secured First Lien, 6.42% (3 mo. Term SOFR + 2.75%), 06/24/2030	1,492,500	1,499,343
Arcwood Environmental, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 04/01/2033	4,200,000	4,226,250
Azuria Water Solutions, Inc., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/28/2033	10,870,588	10,862,870
6.68% (1 mo. Term SOFR + 2.75%), 02/28/2033 (a)	1,129,412	1,128,610
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 12/29/2032	38,703,000	38,299,908
Belden, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 06/11/2033	29,650,000	29,724,125
Brown Group Holding LLC, Senior Secured First Lien
6.12% (1 mo. SOFR US + 2.50%), 07/01/2031	6,236,229	6,259,335
6.14% (1 mo. SOFR US + 2.50%), 07/01/2031	4,819,787	4,837,425
6.16% (3 mo. SOFR US + 2.50%), 07/01/2031	5,515,699	5,535,665
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031	3,559,101	3,571,985
Columbus McKinnon Corp., Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/03/2033	15,434,567	15,424,921
Core & Main LP, Senior Secured First Lien, 5.40% (1 mo. Term SOFR + 1.75%), 06/25/2033	5,000,000	5,000,000

DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien, 9.14% (1 mo. SOFR US + 5.50%), 07/29/2033	19,320,000	19,489,050
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 11/26/2032	4,313,082	4,340,685
FCG Acquisitions, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 03/07/2033	35,075,855	35,248,604
Filtration Group Corp., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 10/23/2028	28,460,784	28,509,025
Icebox Holdco III, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 12/22/2028	13,062,671	13,125,241
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.50%), 12/24/2029	19,789,641	19,971,112
Indicor LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 11/23/2029	42,537,996	42,565,858
Jupiter Buyer, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 11/03/2031	3,830,605	3,848,168
Kaman Corp., Senior Secured First Lien
5.95% (3 mo. Term SOFR + 2.25%), 02/26/2032	12,917,700	12,912,081
6.20% (3 mo. Term SOFR + 2.50%), 02/26/2032 (a)	1,498,346	1,497,694
Karman Holdings, Inc., Senior Secured First Lien, 6.46% (3 mo. SOFR US + 2.75%), 04/01/2032	16,086,647	16,172,148
Merlin Buyer, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 03/16/2033	5,700,000	5,721,375
Modern Aviation Fbo Holdings LLC, Senior Secured First Lien, 6.61% (1 mo. Term SOFR + 3.00%), 06/30/2033	16,250,000	16,310,938
Pioneer AcquisitionCo LLC, Senior Secured First Lien, 6.15% (3 mo. SOFR US + 2.50%), 10/27/2032	1,945,125	1,948,772
Radwell Parent LLC, Senior Secured First Lien, 8.48% (3 mo. SOFR US + 4.75%), 04/01/2029	9,001,352	8,945,093
SunSource Borrower LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 03/25/2031	15,055,630	15,085,440
TK Elevator US Newco, Inc., Senior Secured First Lien
6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	105,640,191	106,223,325
6.48% (3 mo. SOFR US + 2.75%), 04/30/2030	18,850,000	18,953,109
TransDigm, Inc., Senior Secured First Lien
6.12% (1 mo. SOFR US + 2.50%), 02/28/2031	1,906,225	1,908,723
6.12% (1 mo. SOFR US + 2.50%), 01/20/2032	11,346,202	11,360,271
6.12% (1 mo. SOFR US + 2.50%), 08/19/2032	43,184,287	43,239,995
6.12% (1 mo. SOFR US + 2.50%), 02/10/2033	38,447,400	38,490,653
Victory Buyer LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/14/2033	8,500,000	8,536,125
VSE Corp., Senior Secured First Lien, 5.65% (1 mo. Term SOFR + 2.00%), 05/05/2033	30,900,000	30,963,809
		640,267,188

Materials - 2.0%
Nouryon Finance BV, Senior Secured First Lien
6.94% (3 mo. SOFR US + 3.25%), 04/03/2028	18,514,230	18,528,764
6.94% (6 mo. SOFR US + 3.25%), 04/03/2028	15,621,335	15,644,141
Proampac PG Borrower LLC, Senior Secured First Lien
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033	17,954,122	17,684,810
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	7,414,388	7,303,172
Sword Purchaser LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 04/11/2033	13,475,000	13,166,557
		72,327,444

Technology - 10.5%
Applied Systems, Inc., Senior Secured Second Lien, 8.23% (3 mo. SOFR US + 4.50%), 02/23/2032	30,051,000	29,769,272
Central Parent LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 07/06/2029	14,442,731	9,532,202
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.39% (1 mo. SOFR US + 4.75%), 11/22/2032	84,086,692	81,413,997
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028	454	396
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028	129,482,747	125,247,366
RealPage, Inc., Senior Secured First Lien
7.11% (3 mo. SOFR US + 3.00%), 04/24/2028	78,178,873	73,268,458
7.48% (3 mo. SOFR US + 3.75%), 04/24/2028	60,004,354	56,575,405
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 05/17/2028	12,373,479	10,262,254
		386,069,350

Utilities - 0.8%
NRG Energy, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 04/28/2033	11,246,813	11,245,407
Talen Energy Supply LLC, Senior Secured First Lien
5.38% (1 mo. SOFR US + 1.75%), 05/17/2030	3,491,003	3,476,672
5.38% (1 mo. SOFR US + 1.75%), 12/15/2031	13,266,329	13,235,551
		27,957,630
TOTAL BANK LOANS (Cost $3,239,351,260)		3,214,956,756

EXCHANGE TRADED FUNDS - 5.1%	Shares		Value
Invesco Senior Loan ETF (b)	2,474,072		50,396,847
iShares iBoxx USD High Yield Corporate Bond ETF (b)	419,500		33,547,415
State Street Blackstone Senior Loan ETF (b)	1,203,453		48,487,121
State Street SPDR Bloomberg High Yield Bond ETF (b)	345,000		33,247,650
State Street SPDR Bloomberg Short Term High Yield Bond ETF	902,000		22,577,060
TOTAL EXCHANGE TRADED FUNDS (Cost $187,330,256)			188,256,093

CORPORATE BONDS - 3.2%	Par		Value
Consumer Discretionary - 0.6%
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032 (c)	3,000,000		3,002,814
QXO Building Products, Inc., 6.88%, 07/15/2034 (c)	13,581,000		13,950,071
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	5,500,000		5,691,680
			22,644,565

Financials - 1.0%
CoreLogic, Inc., 4.50%, 05/01/2028 (b)(c)	37,255,000		36,422,448

Health Care - 0.2%
Medline Borrower LP, 5.25%, 10/01/2029 (c)	5,000,000		4,971,971

Industrials - 1.1%
Goat Holdco LLC, 6.75%, 02/01/2032 (c)	30,219,000		30,994,027
TransDigm, Inc., 6.75%, 08/15/2028 (c)	10,275,000		10,390,172
			41,384,199

Technology - 0.3%
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (c)	10,303,000		9,985,179
TOTAL CORPORATE BONDS (Cost $114,513,501)			115,408,362

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%	Par / Shares		Value
Money Market Funds - 3.1%
GS Financial Square Government Fund - Institutional Class, 3.53% (d)	112,583,074		112,583,074

Repurchase Agreements - 0.7%
Clear Street LLC, 3.67%, dated 03/31/2026, matures 07/01/2026, repurchase price $25,502,600 (collateralized by various mortgage backed securities: maturing between 12/1/2030-3/15/2061 and coupon rates between 3.50%-5.50%: total value $25,415,115)	25,000,000		25,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $137,583,074)			137,583,074

TOTAL INVESTMENTS - 99.8% (Cost $3,678,778,091)			3,656,204,285
Money Market Deposit Account - 7.9% (e)			291,108,475
Liabilities in Excess of Other Assets - (7.7)%		(0.07704)	(282,362,946)
TOTAL NET ASSETS - 100.0%			$ 3,664,949,814

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
As of June 30, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $134,716,386.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $115,408,362 or 3.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$ –	$ 3,214,956,756	$ –	$ 3,214,956,756
Exchange Traded Funds	188,256,093	–	–	188,256,093
Corporate Bonds	–	115,408,362	–	115,408,362
Investments Purchased with Proceeds from Securities Lending	112,583,074	25,000,000	–	137,583,074
Total Investments	$ 300,839,167	$ 3,355,365,118	$ –	$ 3,656,204,285

Refer to the Schedule of Investments for further disaggregation of investment categories.